S000010026 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.37%	13.59%	14.59%
Russell 1000® Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.91%	11.33%	10.53%
Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.43%	8.99%	9.63%
Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.61%	7.00%	7.63%
Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.74%	6.84%	7.42%

[1]	The Russell 1000® Index is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies. The Index figures do not reflect any deduction for fees, taxes or expenses.
[2]	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.